Note 19 - Sale of Leaseback of Vessels (Details Textual) - Gas Premiership and Gas Cathar [Member] - USD ($)		2 Months Ended	12 Months Ended
	Dec. 16, 2016	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sale Leaseback Transaction, Deferred Gain, Gross		$ 780,695			$ 780,695
Sale Leaseback Transaction, Term of Lease	5 years 91 days	4 years
Sale Leaseback Transaction, Current Period Gain Recognized			$ 195,574	$ 195,040	4,954
Charter Hire Expenses [Member]
Sale Leaseback Transaction, Rent Expense			4,249,961	$ 4,320,000	$ 325,758
Minimum Lease Payments, Sale Leaseback Transactions, Next Twelve Months			3,720,000
Minimum Lease Payments, Sale Leaseback Transactions, within Two Years			3,540,000
Minimum Lease Payments, Sale Leaseback Transactions, within Three Years			1,560,000
Minimum Lease Payments, Sale Leaseback Transactions, within Four Years			$ 390,000